Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Long-Term Debt - Bank Loans (Table)

	Bank loans and Financing arrangements	As of December 31, 2020	As of December 31, 2019	Margin
(i)	Issued in September 2017 maturing in October 2023 (the “2017 credit facility”)	122,324	262,385	3.25%
(ii)	Issued in January 2020 maturing in January 2025 (the “2020 credit facility”)	35,920	-	2.55%
(iii)	Issued in January 2020 maturing in January 2025 (the “CMBFL financing arrangement”)	36,100	-	2.55%
(iv)	Issued in January 2020 maturing in January 2025 (the “CMBFL financing arrangement”)	36,100	-	2.55%
(v)	Issued in May 2020 maturing in May 2027 (the “ICBCFL financing arrangement”)	49,324	-	2.60%
(vi)	Issued in May 2020 maturing in May 2027 (the “ICBCFL financing arrangement”)	50,570	-	2.60%
(vii)	Issued in May 2020 maturing in May 2027 (the “ICBCFL financing arrangement”)	49,324	-	2.60%
	Total long-term debt	$379,662	$262,385
	Less: Deferred loans and financing arrangements issuance costs	5,338	3,399
	Total long-term debt, net	$374,324	$258,986
	Less: Current portion of long-term debt	37,210	29,145
	Add: Current portion of deferred loans and financing arrangements issuance costs	1,400	2,148
	Long-term debt, net	$338,514	$231,989

Long-Term Debt - Required Annual Loan Payments (Table)

The required annual payments to be made subsequently to December 31, 2020 are as follows:

For the year ending December 31,	Amount
2021	37,210
2022	37,210
2023	110,703
2024	20,933
2025	79,853
Thereafter	93,753

Total	379,662